Critical accounting estimates and judgments	9 Months Ended
Sep. 30, 2025
Critical accounting estimates and judgments
Critical accounting estimates and judgements

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

3.Critical accounting estimates and judgments

The preparation of interim financial statements requires management to make certain judgments, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities at the reporting date and the amounts reported for revenues and expenses during the period. The nature of the estimation means that actual outcomes could differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same, except as described below, as those that applied to the consolidated financial statements for the year ended December 31, 2024.

(a)Going Concern

As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of these financial statements. In assessing the forecasts, the Directors have considered:

●	the current economic conditions in the operating markets and the impact on trading performance;
●	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates and the ongoing impact of geopolitical conflicts and wars;
●	the status of the Group’s financial arrangements and recent activities (see also note 15);
●	mitigating actions available should business activities fall behind current expectations; and
●	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

In addition, the Directors have considered the following:

●	the Group had cash and cash equivalents of $651.5 million as of September 30, 2025, of which $3.9 million was classified as held for sale
●	the Group has assessed its current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure;
●	all of the Group’s operations are cash generative; and
●	our IT team monitors the risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilizes security measures to mitigate such risks.

Having carefully considered the factors noted above, the Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing these financial statements.

(b)Goodwill impairment

For the I-Systems CGU, a combination of declining macro economic conditions and slower year to date growth against forecasts was deemed a trigger for an impairment review as at September 30, 2025. This review did not identify an impairment. The recoverable amount of the I-Systems CGU is based on fair value less costs of disposal. Fair value less costs of disposal is determined on the basis of the income approach, discounting estimated future net local currency cash flows that reflect current market expectations (Level 3).

The key assumptions to which the fair value less costs of disposal calculation is most sensitive are:

●	post-tax weighted average cost of capital in local currency;
●	terminal growth rates; and
●	revenue growth assumptions (including homes connected) and the direct effect these have on gross profit margins in the ten-year forecast period for the I-Systems CGU.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The values for these assumptions for the impairment review as at September 30, 2025 and December 31, 2024 were:

	Post-tax
	weighted	Terminal	Homes
	average cost of	growth	connected(a)
	capital	rate	(million)

September 30, 2025	10.4%	4.6%	0.6 – 1.8
December 31, 2024	9.4%	4.7%	0.7 – 3.1

(a)	Total homes connected at the beginning and end of the 10-year forecast period

This review did not identify an impairment. However, the reasonably possible change scenarios would individually result in an impairment charge as follows:

1% increase
	in post-tax	1% decrease	15% decrease
	weighted average	in terminal	in homes
	cost of capital	growth rate	connected growth
	$'m	$'m	$'m

September 30, 2025	49.7	27.3	63.4
December 31, 2024	–	–	–

A combination of the reasonably possible change scenarios would result in a higher impairment charge than on an individual basis.